Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Millions			3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2016 USD ($) $ / shares shares	Sep. 29, 2016	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2013 USD ($)	Oct. 31, 2016 shares	Sep. 28, 2015	Dec. 31, 2014 USD ($)
Basis Of Presentation [Line Items]
Separation based on pro rata distribution percentage on common stock		80.10%
Percentage of common stock retained		19.90%
Percent of equity investments in other entity														40.00%
Original maturity of cash equivalents										3 months
Segment Allocation, Goodwill Recognized			$ 155		$ 167			$ 155		$ 152	$ 167			$ 160
Minimum percentage of estimated fair value of reporting unit to be less than carrying amount of goodwill										50.00%
Goodwill impairment											1,731
Maximum hedging contracts period, in years										5 years
Costs related to separation transaction			55	$ 12				118	$ 12
Excess allocation of research and development expenses						$ 10	$ 18
Subsequent Event [Member]
Basis Of Presentation [Line Items]
Percentage of common stock retained	19.90%
Cash payment related to separation transaction	$ 1,100
Common stock distributed related to separation transaction | shares	146,159,428
Common stock shares retained by ParentCo | shares	36,311,767
Common stock par value | $ / shares	$ 0.01
Common stock shares issued | shares	182,471,195											0
Common stock shares outstanding | shares												0
Employee equity awards outstanding | shares												0
Primary Metals [Member]
Basis Of Presentation [Line Items]
Implied fair value of goodwill											0
Goodwill impairment					1,731
Goodwill impairment after noncontrolling interest					1,719
Bauxite [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized					2					$ 2	2			3
Alumina [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized					$ 7					$ 4	$ 7			$ 5
Maximum [Member]
Basis Of Presentation [Line Items]
Percent of equity investments in other entity										50.00%
Maximum [Member] | Bauxite Mining [Member]
Basis Of Presentation [Line Items]
Period of mining										5 years
Minimum [Member] | Bauxite Mining [Member]
Basis Of Presentation [Line Items]
Period of mining										1 year
Alcoa Corporation [Member]
Basis Of Presentation [Line Items]
Minority interest percentage													25.10%
Number of reporting units for goodwill allocation | Reporting_Unit										2
Costs related to separation transaction			$ 23	$ 6				$ 54	$ 6
Alcoa Corporation [Member] | Bauxite [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized										$ 51
Alcoa Corporation [Member] | Alumina [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized										101
Alcoa Corporation [Member] | Cast Products [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized										0
Alcoa Corporation [Member] | Energy [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized										0
Alcoa Corporation [Member] | Rolled Products [Member]
Basis Of Presentation [Line Items]
Segment Allocation, Goodwill Recognized										$ 0